COVER PAGE	May 08, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 08, 2025
Entity Registrant Name	STRYKER CORP
Entity Incorporation, State or Country Code	MI
Entity File Number	001-13149
Entity Tax Identification Number	38-1239739
Entity Address, Address Line One	1941 Stryker Way
Entity Address, City or Town	Portage,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49002
City Area Code	(269)
Local Phone Number	385-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000310764
Common Stock, $.10 Par Value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.10 Par Value
Trading Symbol	SYK
Security Exchange Name	NYSE
0.750% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	2.125% Notes due 2027
Trading Symbol	SYK27
Security Exchange Name	NYSE
2.625% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2028
Trading Symbol	SYK28
Security Exchange Name	NYSE
1.000% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2029
Trading Symbol	SYK29
Security Exchange Name	NYSE
3.375% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2030
Trading Symbol	SYK30
Security Exchange Name	NYSE
3.625% Notes due 2036
Document Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2031
Trading Symbol	SYK31
Security Exchange Name	NYSE
Senior Unsecured Notes, 3.375% Due 2032
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2032
Trading Symbol	SYK32
Security Exchange Name	NYSE
Senior Unsecured Notes, 3.625% Due 2036
Document Information [Line Items]
Title of 12(b) Security	3.625% Notes due 2036
Trading Symbol	SYK36
Security Exchange Name	NYSE